COMMITMENTS (Tables)	12 Months Ended
Dec. 31, 2011
COMMITMENTS
Schedule of future minimum payments under operating lease agreements

Years Ending December 31,	(In thousands)
2012	$22,209
2013	19,515
2014	15,494
2015	13,685
2016	13,287
Thereafter	196,098

Total	$280,288

Schedule of commercial commitments outstanding

	Amount of Commitment Expiration Per Period
	Total Amounts Committed	Less Than 1 Year	1-3 Years	3-5 Years	More Than 5 Years
	(In thousands)
Guarantee and letters of credit	$8,676	$8,676	$—	$—	$—
Purchase obligations	55,757	19,394	31,697	4,666	—

Total commercial commitments	$64,433	$28,070	$31,697	$4,666	$—